CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY / DEFICIT (Parenthetical) (Convertible Redeemable Preferred Shares, USD $)
In Thousands, except Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2010
Convertible Redeemable Preferred Shares
Increase (Decrease) in Temporary Equity
Balance	$ 30,318
Balance (in shares)	157,629,642
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering	$ (30,318)
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering (in shares)	(157,629,642)